Acquisitions, Investments and Disposals - Schedule of Changes in Non-controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Non-controlling Interests, Balance	$ 362,276	$ 371,337	$ 319,950
Purchase of non-controlling interest in existing subsidiaries by the Group	(76,080)	(528)	(20)
Non-controlling Interests, New acquisitions		54
Non-controlling Interest, Effect from disposal of subsidiaries	37,729
Non-controlling Interest, Effect of changes in ownership of subsidiaries		675
Non-controlling share in subsidiaries' income	5,047	(317)	75,562
Non-controlling Interests, Translation difference	(25,751)	23,168	(25,035)
Non-controlling Interests, Balance	294,345	362,276	371,337
Non-controlling interest acquired, Amount	76,080	528	(860)
Non-controlling interest acquired, Cash consideration	87,177	632	283
Mechel-Mining OAO [Member]
Redeemable Noncontrolling Interest [Line Items]
Change of non-controlling interest due to restructuring of Mechel Minnig OAO			880
Dividends declared to shareholders		(8,026)
Time Frame of acquisition	November
Non-controlling interest acquired, percentage	1.31%
Non-controlling interest acquired, Amount	3,043
Non-controlling interest acquired, Cash consideration	57,986
Southern Kuzbass Coal Company (SKCC) [Member]
Redeemable Noncontrolling Interest [Line Items]
Dividends declared to shareholders	(8,876)	(24,087)
Time Frame of acquisition			January-December
Non-controlling interest acquired, percentage			0.02%
Non-controlling interest acquired, Amount			20
Non-controlling interest acquired, Cash consideration			283
Effect of changes in ownership of subsidiaries within the Group [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition	November		January-December
Non-controlling interest acquired, Amount	34,507		(880)
Non-controlling interest acquired, Cash consideration
Izhstal [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition		October
Non-controlling interest acquired, percentage		1.63%
Non-controlling interest acquired, Amount		435
Non-controlling interest acquired, Cash consideration		595
Beloretsk Metallurgical Plant (BMP) [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition		March
Non-controlling interest acquired, percentage		0.03%
Non-controlling interest acquired, Amount		12
Non-controlling interest acquired, Cash consideration		33
Other [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition		July-August
Non-controlling interest acquired, percentage		0.03%
Non-controlling interest acquired, Amount		81
Non-controlling interest acquired, Cash consideration		4
Tomusinsk Open Pit Mine (TOPM) [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition	March
Non-controlling interest acquired, percentage	0.21%
Non-controlling interest acquired, Amount	652
Non-controlling interest acquired, Cash consideration	33
KMP [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition	August-November
Non-controlling interest acquired, percentage	4.40%
Non-controlling interest acquired, Amount	37,878
Non-controlling interest acquired, Cash consideration	$ 29,158